Segment Information	12 Months Ended
Dec. 31, 2022
Segment Reporting Information, Additional Information [Abstract]
Segment Information	Segment Information
We operate as one operating segment. We have a common basis of organization, we make decisions with regards to business operations and resource allocation based on evaluations of QIAGEN as a whole and our products and services are offered globally. Product category and geographic information follows below.
Product Category Information
Net sales for the product categories are attributed based on those revenues related to sample and assay products and similarly related revenues including bioinformatics solutions, and revenues derived from instrumentation sales. Refer to Note 4 "Revenue" for disaggregation of revenue based on product categories, product type and customer class.
Geographical Information
Net sales are attributed to countries based on the location of the customer. QIAGEN primary manufacturing facilities are located in Germany, China, and the United States that supply products to customers as well as QIAGEN subsidiaries in other countries. The intercompany portions of such net sales are excluded to derive consolidated net sales. No single customer represents more than ten percent of consolidated net sales. Our country of domicile is the Netherlands, which reported net sales of $31.5 million, $28.3 million and $17.8 million for the years ended 2022, 2021 and 2020, respectively, and these amounts are included in the line item Europe, Middle East and Africa as shown in the table below.

Net sales (in thousands)	2022	2021	2020
Americas:
United States	$909,616	$909,690	$728,577
Other Americas	88,139	97,686	96,880
Total Americas	997,755	1,007,376	825,457
Europe, Middle East and Africa	733,469	814,417	682,289
Asia Pacific, Japan and Rest of World	410,294	429,864	362,600
Total	$2,141,518	$2,251,657	$1,870,346
Long-lived assets include property, plant and equipment. The Netherlands, which is included in the balances for Europe, reported long-lived assets of $1.1 million as of December 31, 2022 and 2021.

Long-lived assets (in thousands)	2022	2021
Americas:
United States	$161,645	$158,949
Other Americas	2,997	2,805
Total Americas	164,642	161,754
Europe, Middle East and Africa:
Germany	400,009	373,609
Other Europe, Middle East and Africa	75,045	78,608
Total Europe, Middle East and Africa	475,054	452,217
Asia Pacific and Japan	22,474	24,212
Total	$662,170	$638,183